UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  623 Fifth Avenue, 23rd Floor
          New York, NY 10022

13 File Number: 02806151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  October 13, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    58396

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108     4403   186000 SH       SOLE                 186000        0        0
D JPMORGAN CHASE & CO  COM       COMMON STOCK     46625H100     7648   192500 SH       SOLE                 192500        0        0
D LOCKHEED MARTIN CORP  COM      COMMON STOCK     539830109     5578   100000 SH       SOLE                 100000        0        0
D NOBLE CORP                     COMMON STOCK     G65422100    10226   227500 SH       SOLE                 227500        0        0
D NORTHROP GRUMMAN COR P (FORMER COMMON STOCK     666807102     5056    94800 SH       SOLE                  94800        0        0
D RAYTHEON COMPANY COM           COMMON STOCK     755111507    10577   278500 SH       SOLE                 278500        0        0
D TIME WARNER INC COM STK        COMMON STOCK     887317105     9264   574000 SH       SOLE                 574000        0        0
D TRANSOCEAN INC                 COMMON STOCK     G90078109     5644   157750 SH       SOLE                 157750        0        0
S REPORT SUMMARY                  8 DATA RECORDS               58396        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED